UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025
Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.
KKR Income Opportunities Fund
Semi-Annual Report
April 30, 2025

Income Opportunities Fund	April 30, 2025 (Unaudited)

The KKR Income Opportunities Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov or on request by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The proxy statements and annual reports include information about the Fund’s Trustees and are available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.kkrfunds.com/kio.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Management’s Discussion of Fund Performance

Looking Back on the Markets – April 30, 2025

While market sentiment remained optimistic heading into 2025, volatility was brewing under the surface. Rising geopolitical tensions, expanding fiscal deficits, sustained inflationary pressures, and looming tariffs hinted at a potentially more complex environment ahead, even as broad market consensus leaned toward a surge of animal spirits carrying markets higher. What few investors anticipated was just how disruptive one of those undercurrents — in particular tariffs — would become. As the final days of the first quarter approached, the market’s tone shifted. Issuance slowed, deals began to stall, and attention turned to the anticipated reveal of “Liberation Day.” At the same time, we continued to grapple with the zealous yearn for yield, compressed spreads, and a persistent lack of supply. The deepening bifurcation between high-quality and storied credits was becoming harder to ignore.

Throughout the second half of 2024, we highlighted what we called a “non-obvious” market with dispersion quietly taking hold beneath the surface. Some of this reflected the reality of ensuing rolling recessions, where different sectors, for example consumer goods or media, faced pressure at different times, creating an uneven but growing gap between the haves and have-nots. High-quality BBs were tightening toward historical tights, while CCC-rated credits began to drift wider, largely under the radar. Separately, we would be remiss not to acknowledge the exuberance across equity markets. Equity valuations were elevated, and the S&P 500 was trading around 22x forward earnings by Q1’25, which is considered expensive by historical standards. Against that backdrop, a market shakeup was not inconceivable — it could be argued it was overdue.

Then came the twist: headlines turned to tariffs — specifically those on China — directly impacting widely used consumer goods. The pressure that had been building in the markets found its release in rates. The 10-year U.S. Treasury yield surged toward its biggest five-day increase since 1982, followed closely by a sharp sell-off in the 30-year. Yields spiked, liquidity thinned, and what began as scattered signals became something closer to flashing warning lights.

As we reflect on the first four months of 2025, the moment carries a sense of déjà vu — a slight echo of March 2020. However, the difference this time is in the catalyst, structure, and response. Markets were truly shocked during the COVID-19 pandemic. The entire world froze with little line of sight to a resolution, a shock that impacted all. Today’s volatility is not the same. This is a policy-induced reaction, and while the mark-to-market volatility has been acute, including 10% intra-day swings not seen since the Great Financial Crisis (“GFC”), the structural backdrop is different. We have muscle memory and a playbook for this, and while risks remain, there is clarity regarding what needs to happen next. We are not navigating a global shutdown, we are adjusting to a global risk recalibration. Nothing is linear on the way down. As such, we are positioning thoughtfully to reflect on the recalibrated risk environment.

Traded Credit Markets

This year began on a familiar note: investor confidence was back, inflation was easing, rate cuts were expected, persistent supply-demand imbalances continued to underpin technical strength, and credit markets were seemingly ready to run. However, the narrative started to shift. Beneath the surface of strong equity performance and robust gross loan volume of $477 billion[1] globally in Q1, the foundation began to shift. Loan volumes were supported in part by a three-year high in M&A; however, M&A was still relatively low, especially compared to post-election expectations. In the U.S., repricings continued to dominate, accounting for over 50% of activity, alongside nearly 20% from refinancings. Europe posted its strongest start to the year since the GFC. Globally, new-money loan issuance (excluding repricings and refinancings) totaled $230 billion,[1] marking the fastest start to a year since 2021.

CLO issuance also opened with momentum, extending the pace set in 2024. Q1 global volume came in at $66.8 billion[2] across 135 deals pushing AAA spreads to the tightest levels of the CLO 2.0 era (110-115bps). Yet the strength at the surface masked growing underlying fatigue. As we highlighted throughout 2024, the technical backdrop was already stretched, and by late Q1, new issue AAA spreads widened meaningfully, moving from the tights to effectively no-bid for several weeks before settling in the +130–135bps context, which is still tight on a relative basis. Secondary trades widened even more, and for the first time since early 2022, we observed a persistent disconnect between primary and secondary AAAs, a divergence that, as a rule, rarely lasts.

______________________________
(1) Pitchbook | LCD, JPMorgan Research and KKR Credit Analysis as of March 31, 2025
(2) Pitchbook | LCD and KKR Credit Analysis as of March 31, 2025

Income Opportunities Fund	April 30, 2025 (Unaudited)

As investor sentiment faded and growth expectations cooled, the markets reminded everyone how quickly the tone can change. By March, U.S. loan volume had dropped to just $47.7 billion[3] the second-lowest monthly total in 15 months. The repricing engine stalled, investor demand softened, and volatility returned. Several deals were sidelined or forced to flex wider to cross the finish line. Leveraged loans still managed to post modest Q1 gains with the U.S. returning +0.48% and Europe +0.99%[4] as of March 31, 2025. However, those gains began to retreat as the post-Liberation Day equity sell-off took hold. The immediate flight to quality, combined with gapping bid prices in single B and CCC names, dragged the loan market into negative territory and reignited growing dispersion.

High yield bonds also posted a gain in Q1 (+0.95%), supported by falling treasury yields, but with a clear delineation between higher and lower quality cohorts[5]. BB rated bonds finished Q1 up +1.45% while CCC rated bonds fell -0.67%. High yield was then effectively flat in April with year to date gains remaining at +0.95% as the BB cohort posted a modest gain of +0.17% while the CCC cohort lost another -0.62% on the month. Year to date gains[6] for U.S. leveraged loans finished April at +1.05%, lagging European loans slightly which are up +1.16% on the year.

Against this volatile backdrop, one dynamic continues to stand out: carry remains a key stabilizer, especially during more uncertain times, by muting mark-to-market losses and reinforcing credit’s resilience relative to public equities. It also validates a theme we have remained focused on over the past several quarters: the enduring power of compounding income. In an environment where price action can be volatile and uneven, consistent, stable income remains a critical anchor.

Fund Description & Performance

KKR Income Opportunities Fund (“KIO” or, the “Fund”) is a diversified, closed-end fund that trades on the New York Stock Exchange under the symbol “KIO.” The Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by employing a dynamic strategy of investing in a targeted portfolio of loans and fixed-income instruments (including derivatives) of US and non-US issuers and implementing hedging strategies in order to seek to achieve attractive risk-adjusted returns. Under normal market conditions, KIO will invest at least 80% of its Managed Assets in loans and fixed-income instruments or other instruments, including derivative instruments, with similar economic characteristics. The Fund expects to invest primarily in first and second lien secured loans, unsecured loans and high-yield corporate debt instruments of varying maturities.

Trailing Fund returns have lagged somewhat as market volatility has risen and the Fund has gone from trading at a premium to trading at a discount to net asset value (“NAV”) during the six months ended April 30, 2025. In market terms, KIO generated total return, inclusive of dividends, of -10.03% return during the six months ended April 30, 2025. On a NAV basis, the strategy has delivered total returns, net of fees and inclusive of dividends, of -2.51% during the six months ended April 30, 2025. Over the last 6 months, KIO has gone from trading at a premium to “NAV” of 2.57%, to a discount of -5.50% as of April 30, 2025[7].

Diving deeper into NAV performance drivers, positions within the technology & electronics, telecommunications, and services sectors were the top contributors year to date as of April 30, 2025. On an asset class basis, exposures to bank loans and high yield bonds have driven similarly positive performance contributions, followed by structured credit while convertible bonds have detracted. From a rating perspective, performance was led by CC & below rated assets followed by BBB-rated, B-rated, and BB-rated, while CCC-rated and not rated assets have detracted year to date.

As of April 30, 2025, the Fund’s portfolio is comprised of the following:

Investments in securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	—%	43.22%	3.25%	46.47%
High Yield Securities	—%	35.95%	—%	35.95%
Asset Backed Securities	—%	—%	9.13%	9.13%
Equity and Other Investments	0.21%	—%	1.32%	1.53%
Money Market Fund	6.92%	—%	—%	6.92%
Total investments in securities	7.13%	79.17%	13.70%	100.00%
______________________________
(3) Pitchbook | LCD and KKR Credit Analysis as of March 31, 2025
(4) Morningstar LSTA LL Index as of March 31, 2025
(5) ICE BofA HY Index as of March 31, 2025
(6) Morningstar LSTA LL Index as of April 30, 2025
(7) Source: Performance data from U.S. Bank as of April 30, 2025

Income Opportunities Fund	April 30, 2025 (Unaudited)

Business Updates

On February 7, 2025, the Fund completed its acquisition of the assets and certain liabilities of Insight Select Income Fund (“INSI”) at net asset value in exchange for consideration consisting of shares of the Fund and cash (the “transaction”). Following the closing of the transaction, shares of KIO and cash consideration were distributed to shareholders of INSI. The transaction was structured as a tax-free reorganization. In connection with the transaction, the Adviser agreed to waive a portion of its management fee from 1.10% to 0.99% of the average daily value of the Fund’s Managed Assets (as defined in the prospectus) for the 12-month period following the closing of the transaction. Shareholders of the Fund approved the issuance of additional common shares of beneficial interest of the Fund in connection with the transaction.

We thank you for your partnership and continued investment in KIO. We look forward to continued communications and will keep you apprised of the progress of KIO specifically and the leveraged finance marketplace generally. Fund information is available on our website at kkrfunds.com/kio.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000 and it was back-loaded with four years of data dating to 1997. It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 or visit www.kkrfunds.com/kio for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Schedule of Investments
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 70.36%

Aerospace & Defense - 0.13%
Vertex Aerospace Services LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	671	$663

Alternative Carriers - 2.81%
Level 3 Financing Inc	TL 1L B 03/25	SOFR + 4.25%	3/27/2032	USD	5,536	5,532
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	3,313	3,165
Zayo Group LLC	TL 1L B 03/20	SOFR + 3.00%	3/9/2027	USD	6,116	5,707	(a)

Application Software - 6.89%
Cision Ltd	TL 1L 04/25 (New Money FLFO USD)	1.00% PIK, SOFR + 5.00%	4/29/2030	USD	1,390	1,386
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,109	1,113
Envestnet Inc	TL 1L 09/24	SOFR + 3.50%	11/25/2031	USD	4,557	4,549
Industrial & Financial Systems IFS AB	TL 1L B1 03/21 EUR	EURIBOR + 3.15%	3/31/2028	EUR	1,187	1,341
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	1,251	1,248
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	539	535
Solera LLC	TL 2L 06/21	SOFR + 9.00%	6/4/2029	USD	11,527	11,527	(b) (d)
TIBCO Software Inc	TL 1L B1 11/24	SOFR + 3.50%	3/29/2029	USD	10,082	9,975
TIBCO Software Inc	TL 1L B2 10/24	SOFR + 3.75%	3/21/2031	USD	3,673	3,636

Automotive Parts & Equipment - 4.10%
Belron Finance Ltd	TL 1L B 09/24	SOFR + 2.75%	10/16/2031	USD	539	539
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	12,593	12,067
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	10,733	8,382	(a)

Broadcasting - 2.62%
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E EUR)	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	8,273	8,238	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	485	438	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	7,495	4,747

Broadline Retail - 0.42%
AutoScout24 GmbH	TL 1L B 10/24 EUR	EURIBOR + 3.75%	12/10/2031	EUR	1,894	2,147

Building Products - 3.25%
DiversiTech Holdings Inc	TL 1L B 12/21	SOFR + 3.50%	12/22/2028	USD	1,894	1,891
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381	1,373
Foundation Building Materials LLC	TL 1L B3 04/25	SOFR + 5.25%	1/29/2031	USD	1,651	1,537
Hunter Douglas Inc	TL 1L B1 01/25	SOFR + 3.25%	1/17/2032	USD	4,050	3,960
MI Windows and Doors Inc	TL 1L B2 03/24	SOFR + 3.00%	3/28/2031	USD	3,994	3,940
Quikrete Holdings, Inc.	TL 1L B3 01/25	SOFR + 2.25%	2/10/2032	USD	4,040	3,966

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Cable & Satellite - 1.45%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	7,369	$6,497	(a)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	947	936

Casinos & Gaming - 0.08%
Entain PLC	TL 1L B 04/24	SOFR + 2.75%	10/31/2029	USD	388	388

Commercial Printing - 1.41%
Multi-Color Corp	TL 1L B 10/21 EUR	EURIBOR + 5.00%	10/30/2028	EUR	7,788	7,249

Commodity Chemicals - 3.37%
Ineos Quattro Holdings Ltd	TL 1L B 01/20 EUR	EURIBOR + 2.00%	1/29/2027	EUR	465	504
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	14,504	13,955	(a)
SI Group Inc	TL 1L B-1A 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	1,761	866	(d)
SI Group Inc	TL 1L B-1B 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	3,944	1,939	(d)

Construction & Engineering - 0.80%
Azuria Water Solutions Inc	TL 1L 01/25	SOFR + 2.50%	5/17/2028	USD	3,962	3,936
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	197	183

Construction Machinery & Heavy Transportation Equipment - 1.07%
Accuride Corp	TL Unsec 03/25	3.00% PIK, SOFR + 1.5%	3/7/2030	USD	2,287	5,494	(a) (b) (d)

Construction Materials - 0.19%
Quimper AB	TL 1L B 11/24 EUR	EURIBOR + 3.75%	3/31/2030	EUR	857	972

Consumer Finance - 0.89%
Edelman Financial Engines Center LLC/The	TL 1L B 12/24	SOFR + 3.00%	4/7/2028	USD	4,557	4,546

Consumer Staples Merchandise Retail - 0.14%
Morrisons (Market Bidco Limited)	TL 1L 10/24 EUR	EURIBOR + 4.50%	11/4/2030	EUR	656	723

Data Processing & Outsourced Services - 1.23%
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	8,696	6,313

Diversified Chemicals - 0.29%
Hexion International Cooperatief UA	TL 1L 12/24	SOFR + 4.00%	3/15/2029	USD	1,540	1,503

Diversified Metals & Mining - 0.39%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,111	2,022	(a) (b)

Diversified Support Services - 0.18%
Legence Holdings LLC (aka Therma)	TL 1L 01/25	SOFR + 3.25%	12/18/2028	USD	920	909

Education Services - 0.27%
IU Finance Management GmbH	TL 1L B 11/24 EUR	EURIBOR + 3.75%	12/8/2031	EUR	1,215	1,365

Environmental & Facilities Services - 2.31%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	5/2/2030	USD	7,915	7,833
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Filtration Group Corp	TL 1L B 01/25	SOFR + 3.00%	10/21/2028	USD	4,004	$4,005

Financial Exchanges & Data - 0.11%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	545	544

Health Care Equipment - 2.13%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2026	USD	7,929	7,849	(a) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	9.00% PIK, SOFR + 1.00%	6/1/2026	USD	1,187	1,198	(a) (b) (d)
Siemens Audiology Solutions	TL 1L B3 09/24	EURIBOR + 4.00%	2/28/2029	EUR	759	859
Viant Medical Holdings Inc	TL 1L 10/24	SOFR + 4.00%	10/29/2031	USD	996	997

Health Care Facilities - 0.65%
Independent Vetcare Ltd	TL 1L 01/24	EURIBOR + 4.00%	11/20/2028	EUR	759	854
LifePoint Hospitals Inc	TL 1L B 09/24	SOFR + 3.75%	5/17/2031	USD	285	281
Mehilainen Oy	TL 1L 04/25 EUR	EURIBOR + 3.90%	8/5/2031	EUR	1,237	1,405
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,690	787	(a)

Health Care Services - 0.81%
Affidea BV	TL 1L B 01/25 (EUR)	EURIBOR + 3.75%	7/2/2029	EUR	1,190	1,348
CHG Healthcare Services Inc	TL 1L B1 12/24	SOFR + 3.00%	9/29/2028	USD	902	900
Inizio Group Ltd	TL 1L B 08/21 EUR	EURIBOR + 4.00%	8/19/2028	EUR	760	830
Paradigm Acquisition Corp	TL 1L B 10/24	SOFR + 3.25%	5/6/2031	USD	6	6
Sotera Health Holdings LLC	TL 1L 05/24	SOFR + 3.25%	5/30/2031	USD	544	544
Southern Veterinary Partners LLC	TL 1L 10/24	SOFR + 3.25%	12/4/2031	USD	542	541

Health Care Technology - 1.76%
Ensemble RCM LLC	TL 1L B 01/24	SOFR + 3.00%	8/1/2029	USD	4,009	4,011
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	4,815	4,492
Zelis Healthcare Corp	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	544	533

Hotels, Resorts & Cruise Lines - 0.39%
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 2.75%	1/5/2029	USD	1,255	1,255
Travel + Leisure Co	TL 1L B 12/24	SOFR + 2.50%	12/14/2029	USD	760	748

Household Products - 0.78%
Culligan International Co	TL 1L B 12/24	SOFR + 3.00%	7/31/2028	USD	4,044	4,003
Human Resource & Employment Services - 0.98%
Sedgwick Claims Management Services Inc	TL 1L B 02/23	SOFR + 3.00%	7/31/2031	USD	2,932	2,921
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,303	1,303	(a) (b) (d)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	474	(a) (b) (h)

Industrial Machinery & Supplies & Components - 2.68%
Alliance Laundry Systems LLC	TL 1L B 08/24	SOFR + 2.75%	8/19/2031	USD	4,029	4,006
CPM Holdings Inc	TL 1L 09/23	SOFR + 4.50%	9/28/2028	USD	1,840	1,785
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Dexko Global Inc	TL 1L 10/21 EUR	EURIBOR + 4.00%	10/4/2028	EUR	3,336	$3,483
Dexko Global Inc	TL 1L B 09/21	SOFR + 3.75%	10/4/2028	USD	1,301	1,205
Dexko Global Inc	TL 1L B 09/21 (EUR)	EURIBOR + 4.00%	10/4/2028	EUR	2,307	2,409
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	287
ProMach Group Inc	TL 1L B 02/25	SOFR + 2.75%	8/31/2028	USD	540	537

Insurance Brokers - 0.85%
Ardonagh Group Ltd/The	TL 1L 01/25 EUR	EURIBOR + 3.63%	2/18/2031	EUR	2,365	2,652
Howden Group Holdings Ltd	TL 1L 11/24 EUR	EURIBOR + 3.50%	2/15/2031	EUR	1,512	1,712

Interactive Media & Services - 1.93%
Twitter Inc	TL 1L 02/25	9.50%	10/29/2029	USD	5,855	5,720
Twitter Inc	TL 1L B1 10/22	SOFR + 6.50%	10/26/2029	USD	4,315	4,190

Internet Services & Infrastructure - 0.35%
team.blue Finco SARL	TL 1L 06/24 EUR	EURIBOR + 3.70%	9/30/2029	EUR	1,602	1,809

IT Consulting & Other Services - 1.97%
Sabre Inc	TL 1L B1 06/21	SOFR + 3.50%	12/17/2027	USD	2,017	1,927
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	6,235	5,897
Sabre Inc	TL 1L B2 06/21	SOFR + 3.50%	12/17/2027	USD	2,341	2,237
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	29	27

Leisure Facilities - 4.86%
Aimbridge Acquisition Co Inc	TL 1L 02/25	SOFR + 6.50%	3/11/2030	USD	1,715	1,715	(b)
Aimbridge Acquisition Co Inc	TL 2L 02/25	SOFR + 7.50%	3/11/2030	USD	1,128	1,128	(b) (d)
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	15,080	15,118
Herschend Family Entertainment Corp	TL 1L B 08/21	SOFR + 3.00%	8/27/2028	USD	1,575	1,567
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	5,366	5,379

Leisure Products - 1.70%
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	3,326	3,171
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	5,851	5,527

Life Sciences Tools & Services - 0.13%
Clinigen Ltd	TL 1L B 01/25	EURIBOR + 3.75%	4/19/2029	EUR	592	667

Oil & Gas Equipment & Services - 0.64%
WaterBridge NDB Operating LLC	TL 1L B 04/24	SOFR + 4.00%	5/10/2029	USD	3,303	3,258

Oil & Gas Storage & Transportation - 1.64%
Brazos Midstream Holdings LLC	TL 1L B 02/25	SOFR + 3.00%	2/11/2030	USD	1,033	1,032
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 3.75%	2/3/2031	USD	1,214	1,156
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	927	928
WaterBridge Midstream Operating LLC	TL 1L B 06/24	SOFR + 4.75%	6/27/2029	USD	5,510	5,277

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Other Specialty Retail - 0.59%
Harbor Freight Tools USA Inc	TL 1L B 05/24	SOFR + 2.50%	6/11/2031	USD	3,221	$3,007

Packaged Foods & Meats - 0.35%
Valeo Foods Group Ltd	TL 1L 05/21 EUR	EURIBOR + 3.75%	9/29/2028	EUR	1,609	1,810

Pharmaceuticals - 1.28%
Antigua Bidco Ltd	TL 1L 05/24 EUR	EURIBOR + 4.25%	2/28/2030	EUR	1,244	1,289
Dechra Pharmaceuticals Ltd	TL 1L B 12/24 (EUR)	EURIBOR + 3.50%	1/27/2032	EUR	1,560	1,754
Nidda Healthcare Holding AG	TL 1L B3 06/24 EUR	EURIBOR + 4.00%	2/21/2030	EUR	906	1,028
Opella Healthcare LLC	TL 1L B 03/25 EUR	EURIBOR + 3.50%	3/31/2032	EUR	2,218	2,512

Publishing - 0.29%
Emerald Expositions Holding Inc	TL 1L B 01/25	SOFR + 3.75%	1/30/2032	USD	1,475	1,477

Renewable Electricity - 1.30%
WIN Waste Innovations	TL 1L B 03/21	SOFR + 2.75%	3/24/2028	USD	6,747	6,673

Research & Consulting Services - 0.30%
Kroll (fka Duff & Phelps)	TL 1L B 03/20	SOFR + 3.75%	4/9/2027	USD	1,624	1,543

Soft Drinks & Non-alcoholic Beverages - 0.83%
Primo Brands Corp	TL 1L B 01/25	SOFR + 2.25%	3/31/2028	USD	4,294	4,266

Specialized Finance - 0.13%
Alter Domus Sarl	TL 1L B 05/24	SOFR + 3.50%	10/30/2031	USD	647	649
Alter Domus Sarl	TL 1L DD 05/24	SOFR + 3.50%	10/30/2031	USD	48	—	(h)

Specialty Chemicals - 3.07%
Champion/DSM engg	TL 1L B1 03/23 (USD)	SOFR + 5.50%	3/29/2030	USD	5,102	4,596
Flint Group GmbH	TL 2L B 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 0.10%	12/31/2027	EUR	347	46	(d)
Solenis International LP	TL 1L B 05/24 EUR	EURIBOR + 3.75%	6/20/2031	EUR	493	554
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	11,221	10,548

Systems Software - 2.40%
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	4,611	4,299
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	4,907	4,566
SolarWinds Holdings Inc	TL 1L 03/25	SOFR + 4.00%	4/16/2032	USD	3,549	3,434

Trading Companies & Distributors - 1.16%
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	12/21/2026	USD	2,156	1,970
White Cap Construction Supply Inc	TL 1L B 06/24	SOFR + 3.25%	10/19/2029	USD	4,044	3,952

TOTAL LEVERAGED LOANS (Amortized cost $370,031)						$360,504
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
High Yield Securities - 54.43%

Alternative Carriers - 2.93%
iliad SA	8.500% 04/2031 (USD)	4/15/2031	USD	3,446	$3,639	(f)
Level 3 Financing Inc	10.000% 10/2032	10/15/2032	USD	2,817	2,815	(f)
Level 3 Financing Inc	3.875% 10/2030	10/15/2030	USD	743	590	(f)
Level 3 Financing Inc	4.000% 04/2031	4/15/2031	USD	5,268	4,137	(f)
Zayo Group LLC	4.000% 03/2027	3/1/2027	USD	4,167	3,844	(a) (f)

Application Software - 2.41%
Cision Ltd	10.000% 06/2031	6/30/2031	USD	5,869	2,846	(f)
Dye & Durham Ltd	8.625% 04/2029	4/15/2029	USD	6,278	6,392	(f)
TIBCO Software Inc	8.250% 06/2032	6/30/2032	USD	982	1,025	(f)
TIBCO Software Inc	9.000% 09/2029	9/30/2029	USD	2,044	2,061	(f)

Asset Management & Custody Banks - 0.41%
Hightower Holding LLC	9.125% 01/2030	1/31/2030	USD	2,064	2,113	(f)

Automotive Parts & Equipment - 0.88%
Adient Global Holdings Ltd	7.500% 02/2033	2/15/2033	USD	1,936	1,836	(f)
Garrett Motion Inc	7.750% 05/2032	5/31/2032	USD	650	649	(f)
LCI Industries	3.000% 03/2030	3/1/2030	USD	138	128	(f)
Truck Hero Inc	6.250% 02/2029	2/1/2029	USD	2,535	1,894	(f)

Automotive Retail - 1.37%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USD	7,590	7,010	(f)

Biotechnology - 0.27%
Immunocore Holdings PLC	2.500% 02/2030	2/1/2030	USD	1,643	1,406

Broadline Retail - 0.22%
Bubbles Bidco SPA	4.250% 09/2031	9/30/2031	EUR	976	1,103	(f)

Building Products - 2.86%
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USD	8,863	8,076	(f)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USD	4,654	3,646	(f)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USD	3,680	2,914	(f)

Cable & Satellite - 5.21%
Block Communications Inc	4.875% 03/2028	3/1/2028	USD	7,356	6,889	(f)
Cable One Inc	0.000% 03/2026	3/15/2026	USD	6,731	6,351	(c)
Cable One Inc	4.000% 11/2030	11/15/2030	USD	3,983	3,244	(f)
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USD	6,266	5,809	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029	1/31/2029	USD	608	575	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030	12/1/2030	USD	5,589	3,836	(f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Casinos & Gaming - 0.67%
Allwyn International AS	7.250% 04/2030	4/30/2030	EUR	997	$1,195	(f)
Great Canadian Gaming Corp	8.750% 11/2029	11/15/2029	USD	2,236	2,219	(f)

Commercial Printing - 0.56%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USD	1,915	1,716	(f)
Multi-Color Corp	9.500% 11/2028	11/1/2028	USD	1,302	1,139	(f)

Commodity Chemicals - 0.06%
Mativ Holdings Inc	8.000% 10/2029	10/1/2029	USD	384	320	(f)

Construction & Engineering - 2.14%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030	8/1/2030	USD	4,606	4,381	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028	9/1/2028	USD	6,679	6,604	(f)

Diversified Banks - 0.09%
Lloyds Banking Group PLC	5.590% 11/2035	11/26/2035	USD	444	445

Diversified Chemicals - 2.39%
Chemours Co/The	4.625% 11/2029	11/15/2029	USD	4,490	3,766	(f)
Chemours Co/The	5.375% 05/2027	5/15/2027	USD	320	312
Chemours Co/The	5.750% 11/2028	11/15/2028	USD	3,810	3,456	(f)
Chemours Co/The	8.000% 01/2033	1/15/2033	USD	3,973	3,584	(f)
Fire BC SpA	10.000% 02/2028	2/6/2028	EUR	933	1,111	(f)

Diversified Support Services - 3.51%
Allied Universal Holdco LLC	6.000% 06/2029	6/1/2029	USD	4,479	4,208	(f)
Allied Universal Holdco LLC	9.750% 07/2027	7/15/2027	USD	5,070	5,093	(f)
Garda World Security Corp	8.250% 08/2032	8/1/2032	USD	4,001	3,936	(f)
Garda World Security Corp	8.375% 10/2032	11/15/2032	USD	3,975	3,925	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026	7/30/2026	EUR	710	803	(f)

Electronic Components - 2.54%
CommScope Inc	5.000% 03/2027	3/15/2027	USD	8,991	7,834
CommScope Inc	8.250% 03/2027	3/1/2027	USD	5,687	5,188	(f)

Health Care Technology - 0.00%
Teladoc Health Inc	1.250% 06/2027	6/1/2027	USD	3	3

Hotels, Resorts & Cruise Lines - 3.23%
NCL Corp Ltd	1.125% 02/2027	2/15/2027	USD	17,481	16,559

Household Products - 0.06%
Energizer Holdings Inc	6.500% 12/2027	12/31/2027	USD	313	315	(f)

Industrial Machinery & Supplies & Components - 3.03%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USD	15,391	15,538	(f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Insurance Brokers - 0.97%
Ardonagh Group Ltd/The	6.875% 02/2031 (EUR)	2/15/2031	EUR	4,315	$4,951	(f)

Integrated Oil & Gas - 0.05%
Eni SpA	5.950% 05/2054	5/15/2054	USD	289	272	(a) (f)

Integrated Telecommunication Services - 0.73%
Numericable-SFR	8.125% 02/2027	2/1/2027	USD	4,078	3,736	(f)

IT Consulting & Other Services - 0.60%
Centurion Bidco SpA	8.625% 02/2030	2/15/2030	EUR	1,822	2,138	(f)
Sabre Inc	10.750% 11/2029	11/15/2029	USD	445	426	(f)
Sabre Inc	8.625% 06/2027	6/1/2027	USD	517	495	(f)

Leisure Facilities - 4.11%
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	EUR	10,078	10,765	(f)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	USD	9,188	8,699	(f)
Merlin Entertainments PLC	7.375% 06/2030	6/15/2030	EUR	78	86	(f)
Merlin Entertainments PLC	8.375% 02/2032	2/15/2032	USD	1,583	1,500	(f)

Leisure Products - 0.20%
Inter Media and Communication SpA	6.750% 02/2027	2/9/2027	EUR	893	1,024	(f)

Marine Ports & Services - 0.68%
Direct ChassisLink Inc	7.750% 11/2029	11/15/2029	USD	3,750	3,497	(f)

Oil & Gas Equipment & Services - 0.12%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027	4/1/2027	USD	148	148	(f)
Aris Water (fka Solaris Midstream Holdings LLC)	7.250% 04/2030	4/1/2030	USD	456	453	(f)

Oil & Gas Exploration & Production - 1.58%
Encino Acquisition Partners Holdings LLC	8.500% 05/2028	5/1/2028	USD	1,475	1,477	(f)
Northern Oil & Gas Inc	8.125% 03/2028	3/1/2028	USD	1,860	1,838	(f)
Sitio Royalties Corp	7.875% 11/2028	11/1/2028	USD	1,740	1,790	(f)
SM Energy Co	7.000% 08/2032	8/1/2032	USD	1,565	1,444	(f)
Talos Production Inc	9.375% 02/2031	2/1/2031	USD	1,623	1,528	(f)

Oil & Gas Storage & Transportation - 1.73%
Genesis Energy	8.875% 04/2030	4/15/2030	USD	1,420	1,451
Global Partners LP / GLP Finance Corp	8.250% 01/2032	1/15/2032	USD	297	303	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029	2/15/2029	USD	2,978	2,802	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032	2/15/2032	USD	3,673	3,353	(f)
TransMontaigne Partners LLC	8.500% 06/2030	6/15/2030	USD	927	934	(f)

Packaged Foods & Meats - 0.21%
Chobani LLC	9.500% 10/2029	10/1/2029	USD	1,025	1,089	(d) (f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Paper & Plastic Packaging Products & Materials - 0.87%
Novolex Holdings LLC	8.750% 04/2030	4/15/2030	USD	4,320	$4,455	(f)

Paper Products - 0.54%
Fiber Bidco Spa	10.750% 06/2029	6/15/2029	EUR	2,626	2,741	(d) (f)

Passenger Airlines - 2.43%
JetBlue Airways Corp	0.500% 04/2026	4/1/2026	USD	12,817	12,112	(f)
United Continental Holdings Inc	4.600% 03/2026	3/1/2026	USD	355	350

Pharmaceuticals - 0.14%
Nidda Healthcare Holding AG	7.500% 08/2026	8/21/2026	EUR	643	742	(f)

Real Estate Services - 1.64%
Anywhere Real Estate Group LLC	0.250% 06/2026	6/15/2026	USD	8,299	7,782
Emeria Europe SAS	7.750% 03/2028	3/31/2028	EUR	615	629

Research & Consulting Services - 0.20%
Amentum Holdings Inc	7.250% 08/2032	8/1/2032	USD	1,011	1,029	(f)

Restaurants - 2.20%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USD	12,867	11,271	(f)

Specialty Chemicals - 0.21%
Solenis International LP	9.625% 11/2028	11/15/2028	EUR	916	1,085	(f)

Trading Companies & Distributors - 0.40%
AerCap Holdings	6.500% 06/2045	6/15/2045	USD	2,029	2,031	(f)

TOTAL HIGH YIELD SECURITIES (Amortized cost $284,551)					$278,904

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Asset Backed Securities - 13.83%

Specialized Finance - 13.83%
Accunia European CLO IV DAC	ACCUN 4A E	EURIBOR + 5.67%	4/20/2033	EUR	518	$576	(b)
AGL CLO 24 Ltd	AGL 2023-24A E	SOFR + 8.65%	7/25/2036	USD	1,250	1,247	(b)
AGL CLO 5 Ltd	AGL 2020-5A ERR	SOFR + 6.09%	7/20/2034	USD	165	161	(b)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	447	446	(b)
Anchorage Capital Clo 20 Ltd	ANCHC 2021-20A ER	SOFR + 7.00%	1/20/2035	USD	536	523	(b)
Anchorage Capital CLO 21 Ltd	ANCHC 2021-21A ER	SOFR + 6.25%	10/20/2034	USD	745	723	(b)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	329	325	(b)
Apidos CLO XI	APID 2012-11A ER4	SOFR + 6.00%	4/17/2034	USD	1,852	1,852	(b)
Apidos CLO XLV Ltd	APID 2023-45A D	SOFR + 5.20%	4/26/2036	USD	392	394	(b)
Apidos CLO XXIII	APID 2015-23A ERR	SOFR + 5.20%	4/15/2033	USD	1,407	1,361	(b)
Ares LXII CLO Ltd	ARES 2021-62A E	SOFR + 6.76%	1/25/2034	USD	387	382	(b)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	1,088	1,086	(b)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,380	(b)
Aurium CLO XII DAC	ACLO 12A E	EURIBOR + 6.00%	10/17/2037	EUR	496	550	(b)
Bain Capital Credit Clo 2019-3 Ltd	BCC 2019-3A ERR	SOFR + 6.85%	10/21/2034	USD	283	271	(b)
Bain Capital Credit CLO 2022-2 Ltd	BCC 2022-2A E	SOFR + 7.84%	4/22/2035	USD	1,116	1,093	(b)
Balboa Bay Loan Funding 2021-1 Ltd	BOBA 2021-1A E	SOFR + 6.42%	7/20/2034	USD	945	907	(b)
Ballyrock CLO 19 Ltd	BALLY 2022-19A D	SOFR + 7.11%	4/20/2035	USD	182	179	(b)
Barings CLO Ltd 2022-I	BABSN 2022-1A E	SOFR + 7.00%	4/15/2035	USD	443	421	(b)
Benefit Street Partners CLO XXV Ltd	BSP 2021-25A ER	SOFR + 4.60%	1/15/2035	USD	311	301	(b)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	321	(b)
BlueMountain CLO XXVI Ltd	BLUEM 2019-26A ER	SOFR + 7.39%	10/20/2034	USD	430	415	(b)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A E	SOFR + 6.66%	4/15/2034	USD	575	554	(b)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	514	495	(b)
BlueMountain CLO XXXIV Ltd	BLUEM 2022-34A E	SOFR + 7.55%	4/20/2035	USD	1,150	1,124	(b)
Capital Four CLO VII DAC	CFOUR 7A F	EURIBOR + 8.22%	4/25/2037	EUR	1,047	1,148	(b)
Carlyle Euro CLO 2021-1 DAC	CGMSE 2021-1A D	EURIBOR + 6.12%	1/15/2034	EUR	519	577	(b)
CARLYLE US CLO 2021-4 LTD	CGMS 2021-4A E	SOFR + 6.60%	4/20/2034	USD	631	631	(b)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	395	(b)
Cedar Funding XVIII CLO Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	532	535	(b)
Cifc Funding 2014-IV-R Ltd	CIFC 2014-4R1 DRR	SOFR + 5.80%	1/17/2035	USD	1,983	1,912	(b)
CIFC Funding 2022-II Ltd	CIFC 2022-2A ER	SOFR + 4.75%	4/19/2035	USD	289	277	(b)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	396	(b)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	458	(b)
CVC Cordatus Loan Fund XXXII DAC	CORDA 32A E	EURIBOR + 5.96%	9/15/2038	EUR	790	877	(b)
Dryden 113 CLO Ltd	DRSLF 2022-113A ER2	SOFR + 7.40%	10/15/2037	USD	674	681	(b)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Dryden 87 CLO Ltd	DRSLF 2021-87A E	SOFR + 6.41%	5/20/2034	USD	745	$724	(b)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	339	(b)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	375	(b)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	319	315	(b)
Galaxy XXV CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	465	459	(b)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	388	(b)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A ER	SOFR + 4.70%	7/20/2034	USD	456	438	(b)
Henley CLO X DAC	HNLY 10A E	EURIBOR + 6.65%	7/20/2037	EUR	187	212	(b)
HPS Loan Management 10-2016 Ltd	HLM 10A-16 DR3	SOFR + 6.45%	4/20/2034	USD	724	713	(b)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,020	967	(b)
Jamestown CLO XVI Ltd	JTWN 2021-16A ER	SOFR + 6.95%	7/25/2034	USD	541	526	(b)
Jamestown CLO XVIII Ltd	JTWN 2022-18A E	SOFR + 7.87%	7/25/2035	USD	392	388	(b)
Jubilee CLO 2017-XIX DAC	JUBIL 2017-19A FR	EURIBOR + 8.70%	4/25/2038	EUR	711	746	(b)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,460	1,384	(b)
Madison Park Funding XLVI Ltd	MDPK 2020-46A ERR	SOFR + 5.25%	10/15/2034	USD	1,607	1,554	(b)
Madison Park Funding XXI Ltd	MDPK 2016-21A DRR	SOFR + 7.76%	10/15/2032	USD	2,252	2,251	(b)
Madison Park Funding XXXVI Ltd	MDPK 2019-36A ERR	SOFR + 5.60%	4/15/2035	USD	563	544	(b)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500	1,502	(b)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	684	653	(b)
Neuberger Berman Loan Advisers CLO 35 Ltd	NEUB 2019-35A ER	SOFR + 5.95%	1/19/2033	USD	556	556	(b)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	291	280	(b)
Neuberger Berman Loan Advisers Clo 43 Ltd	NEUB 2021-43A ER	SOFR + 4.60%	7/17/2036	USD	794	768	(b)
Neuberger Berman Loan Advisers Clo 44 Ltd	NEUB 2021-44A ER	SOFR + 5.15%	10/16/2035	USD	415	402	(b)
Neuberger Berman Loan Advisers CLO 45 Ltd	NEUB 2021-45A ER	SOFR + 4.85%	10/14/2036	USD	1,751	1,688	(b)
Neuberger Berman Loan Advisers CLO 46 Ltd	NEUB 2021-46A ER	SOFR + 5.15%	1/20/2037	USD	940	917	(b)
Neuberger Berman Loan Advisers Euro CLO 3 DAC	NEUBE 2022-3A F	EURIBOR + 8.87%	10/25/2034	EUR	948	1,046	(b)
Neuberger Berman Loan Advisers Euro CLO 5 DAC	NEUBE 2022-5A FR	EURIBOR + 9.18%	1/20/2037	EUR	1,111	1,266	(b)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	951	(b)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	1,149	1,116	(b)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A FR	EURIBOR + 8.15%	1/15/2038	EUR	1,067	1,164	(b)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A F	EURIBOR + 8.39%	10/15/2036	EUR	1,039	1,150	(b)
Palmer Square European CLO 2024-1 DAC	PLMER 2024-1A E	EURIBOR + 6.68%	5/15/2037	EUR	301	340	(b)
Parallel 2021-1 Ltd	PARL 2021-1A ER	SOFR + 6.25%	7/15/2034	USD	336	317	(b)
Penta CLO 10 DAC	PENTA 2021-10A F	EURIBOR + 8.80%	11/20/2034	EUR	965	1,057	(b)
Penta CLO 12 DAC	PENTA 2022-12A ER	EURIBOR + 7.09%	5/9/2037	EUR	563	641	(b)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	340	384	(b)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	362	407	(b)
Penta CLO 7 DAC	PENTA 2020-7A FR	EURIBOR + 8.43%	1/25/2039	EUR	990	1,071	(b)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,364	1,342	(b)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	304	$343	(b)
Rad CLO 4 Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	419	420	(b)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	376	375	(b)
Rockford Tower CLO 2020-1 Ltd	Rockford Tower 2020-1 Refi Class ER	SOFR + 5.90%	1/20/2036	USD	374	354	(b)
Romark CLO IV Ltd	RMRK 2021-4A D	SOFR + 7.21%	7/10/2034	USD	801	775	(b)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,152	(b)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	717	681	(b)
Shackleton 2019-XV CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	360	(b)
Sixth Street CLO XIX Ltd	SIXST 2021-19A E	SOFR + 6.16%	7/20/2034	USD	808	805	(b)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	563	559	(b)
Trimaran Cavu 2021-1 Ltd	CAVU 2021-1A ER	SOFR + 7.00%	7/23/2037	USD	1,129	1,108	(b)
Trinitas Clo XX Ltd	TRNTS 2022-20A ER	SOFR + 5.75%	7/20/2035	USD	592	587	(b)
Trinitas Euro CLO VI DAC	TRNTE 6A F	EURIBOR + 8.31%	4/15/2037	EUR	1,071	1,180	(b)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	297	(b)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,068	2,022	(b)
Voya CLO 2019-3 Ltd	VOYA 2019-3A ER	SOFR + 6.76%	10/17/2032	USD	580	576	(b)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,125	1,116	(b)
Voya CLO 2021-1 Ltd	VOYA 2021-1A ER	SOFR + 5.75%	7/15/2034	USD	215	206	(b)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	1,647	1,636	(b)
TOTAL ASSET BACKED SECURITIES (Amortized cost $70,893)						$70,867
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 2.32%

Broadline Retail - 0.41%
Belk Inc	Common Stock		USD	82,904	$2,122	(a) (b) (e)

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock		USD	9,358	25	(a) (e)

Diversified Metals & Mining - 0.20%
Foresight Energy LLC	Common Stock		USD	320,381	1,024	(a) (b) (e)

Hotels, Resorts & Cruise Lines - 0.31%
NCL Corp Ltd	Common Stock		USD	100,444	1,610

Human Resource & Employment Services - 0.01%
SIRVA Worldwide Inc	Common Stock (Class A)		USD	2,475	—	(a) (b) (e)
SIRVA Worldwide Inc	Common Stock (Class B)		USD	32,077	1	(a) (b) (e)
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	8/20/2030	USD	569	18	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	8/20/2030	USD	287	9	(a) (b) (d)

Leisure Facilities - 1.28%
Aimbridge Acquisition Co Inc	Common Stock		USD	104,732	6,566	(b) (e)

Oil & Gas Equipment & Services - 0.02%
Proserv Group Parent LLC	Preferred Stock		USD	36,249	94	(b) (e)

Health Care Facilities - 0.08%
Quorum Health Corp	Trade Claim		USD	3,964,000	417	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $20,259)					$11,886
TOTAL INVESTMENTS (Cost $745,734)					$722,161

Money Market Funds - 10.48%
U.S. Government Securities - 10.48%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN		USD	53,698,793	$53,699	(g)
TOTAL MONEY MARKET FUNDS (Cost $53,699)					$53,699
TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $799,433) - 151.42%					$775,860
LIABILITIES EXCEEDING OTHER ASSETS, NET - (51.42%)					(263,476)
NET ASSETS - 100.00%					$512,384

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

TL	Term loan.
DD	Delayed draw term loan
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of April 30, 2025 was 2.17%
SOFR	Secured Overnight Financing Rate as of April 30, 2025 was 4.32%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.
(g)	The money market fund's average 30-day yield as of April 30, 2025 was 4.25%.
(h)	Investment is an unfunded or partially funded commitment.
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2025
(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $745,734)	$722,161
Cash and cash equivalents	54,208
Foreign currencies, at value (cost $2,247)	1,950
Dividends and interest receivable	9,584
Receivable for investments sold	19,237
Other assets	315
Total assets	$807,455

Liabilities
Credit facility (net of deferred financing costs $129)	176,352
Mandatory redeemable preferred shares (net of deferred offering costs of $360)	49,640
Payable for investments purchased	65,705
Distribution Payable	155
Investment advisory fees payable	595
Trustees' fees payable	1,585
Other accrued expenses	1,039
Total liabilities	295,071

Commitments and Contingencies (Note 7)
Net assets	$512,384

Net Assets
Paid-in capital (unlimited shares authorized — $0.001 par value)	$611,210
Accumulated deficit	(98,826)
Net assets	$512,384

Net asset value, price per share (40,870,580 shares)	$12.54

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2025
(in thousands)

Investment income
Interest income	$26,537
Dividend Income	1,435
Payment-in-kind interest income	539
Other income	825
Total investment income	29,336

Expenses
Credit facility interest expense	3,555
Investment advisory fees	3,514
Preferred shares interest expense	982
Term loan fees	479
Professional fees	472
Administrative fees	82
Trustees' fees	69
Other expenses	263
Total expenses before waiver	9,416
Investment advisory fees waiver	(185)
Net expenses	9,231
Net investment income	20,105

Realized and unrealized gains (losses)
Net realized losses on
Investments	(11,458)
Foreign currency transactions	(325)
Net realized losses	(11,783)
Net change in unrealized appreciation (depreciation) of
Investments	(22,358)
Foreign currency translation	718
Deferred Trustees’ fees	18
Net change in unrealized depreciation	(21,622)
Net realized and unrealized losses	(33,405)
Net decrease in net assets resulting from operations	$(13,300)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Statements of Changes in Net Assets
(in thousands, except share data)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (decrease) in net assets resulting from operations
Net investment income	$20,105	$39,380
Net realized losses	(11,783)	(21,760)
Net change in unrealized (depreciation) appreciation	(21,622)	48,360
Net (decrease) increase in net assets resulting from operations	(13,300)	65,980

Distributions to shareholders
Net investment income	(23,129)	(39,549)
Total distributions to shareholders	(23,129)	(39,549)

Shareholder transactions (Note 11)
Asset acquisition (13,712,057 shares)	179,504	—
Shares issued in reinvestment of dividends (12,854 and 25,249 shares, respectively)	172	347
Increase in net assets from shareholder transactions	179,676	347
Net increase in net assets	143,247	26,778
Net assets
Beginning of period (27,145,669 and 27,120,420 shares, respectively)	369,137	342,359
End of period (40,870,580 and 27,145,669 shares, respectively)	$512,384	$369,137
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Statement of Cash Flows
For the Six Months Ended April 30, 2025
(in thousands)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(13,300)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(371,342)
Proceeds from sales and repayments of investments	364,716
Net change in unrealized appreciation on investments	22,358
Net realized loss on investments	11,458
Net accretion of premiums and discounts	(3,871)
Net change in unrealized appreciation on foreign currency translation	(718)
Payment-in-kind interest	(539)
Net realized loss on investments (foreign currency related)	381
Net change in unrealized appreciation on deferred Trustees’ fees	(18)
Amortization of deferred offering costs	40
Changes in assets and liabilities:
Increase in payable for investments purchased	32,191
Increase in receivable for investments sold	(15,662)
Decrease in other accrued expenses	(4,032)
Increase in other assets	(266)
Decrease in dividends and interest receivable	209
Increase in investment advisory fees payable	64
Increase in Trustees' fees payable	30
Net cash provided by operating activities	21,699
Cash Flows from Financing Activities
Cash dividends paid to shareholders	(22,883)
Proceeds from credit facility	23,958
Financing costs paid	(125)
Net cash provided by financing activities	950
Effect of exchange rate changes on cash	(11)
Net increase in cash and cash equivalents	22,638

Cash and Cash Equivalents
Beginning balance	33,520
Ending balance	$56,158

Supplemental disclosure of cash flow information and non-cash financing activities:
Cash paid for interest expense	$4,201
Reinvestment of shareholder distributions	$172
Issuance of shares for asset acquisition	$179,504
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per share operating performance (1)
Net asset value, beginning of period	$13.60	$12.62	$12.47	$16.78	$14.86	$15.57
Income (loss) from investment operations
Net investment income	0.61	1.45	1.49	1.35	1.40	1.39
Net realized and unrealized gains (losses)	(0.97)	0.99	0.77	(4.40)	1.78	(0.60)
Total from investment operations	(0.36)	2.44	2.26	(3.05)	3.18	0.79

Distributions from
Net investment income	(0.70)	(1.46)	(1.40)	(1.26)	(1.26)	(1.50)
Total distributions	(0.70)	(1.46)	(1.40)	(1.26)	(1.26)	(1.50)
Dilutive effect of rights offering	—	—	(0.71)	—	—	—
Net asset value, end of period	$12.54	$13.60	$12.62	$12.47	$16.78	$14.86
Total return (2)	(10.03)%	37.06%	15.51%	(27.01)%	36.24%	(3.58)%

Ratios to average net assets
Expenses, before advisory fee waiver	4.38%	5.32%	4.95%	3.56%	3.12%	3.73%
Expenses, after advisory fee waiver	4.29%	5.32%	4.95%	3.56%	3.12%	3.73%
Net investment income, before advisory fee waiver	9.26%	10.78%	11.72%	9.08%	8.49%	9.65%
Net investment income, after advisory fee waiver	9.35%	10.78%	11.72%	9.08%	8.49%	9.65%
Supplemental data
Market value/price	$11.85	$13.95	$11.35	$11.08	$16.67	$13.25
Price premium (discount)	(5.50)%	2.57%	(10.06)%	(11.15)%	(0.66)%	(10.83)%
Net assets, end of period (000’s)	$512,384	$369,137	$342,359	$253,597	$341,267	$302,336
Portfolio turnover rate (3)	60%	59%	58%	32%	79%	73%
(1) Per share calculations were performed using average shares.
(2)    Total return is computed based on NYSE market price of the Fund’s shares and excludes the effect of brokerage commissions. Distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return is for the period indicated and has not been annualized.
(3) Portfolio turnover rate is for the period indicated and has not been annualized. Portfolio turnover for the six months ended April 30, 2025 excludes the assets acquired from the Insight Selection Income Fund.

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Notes to Financial Statements
1.Organization
KKR Income Opportunities Fund (the “Fund”) was organized on March 17, 2011 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on July 25, 2013. The Fund seeks to generate a high level of current income, with a secondary objective of capital appreciation. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
2.Summary of Significant Accounting Policies
Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards (“FASB”) Codification Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is

Income Opportunities Fund	April 30, 2025 (Unaudited)

traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.

For the six months ended April 30, 2025, there were no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income, including payment-in-kind (“PIK”) interest income, is accrued as earned. PIK interest income is capitalized as additional principal, or collected in cash, on the interest payment dates. Dividends are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized using the effective interest method over the holding period of the investment. Paydown gains and losses on asset-backed securities are recorded as an adjustment to interest income. Realized gains and losses are calculated on the specific identified cost basis.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of April 30, 2025, the Fund was invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio — Institutional Class.
Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.
Distributions to Shareholders — Distributions are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex- dividend date.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the year ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2021-2024). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, ongoing analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.
Recent Accounting Pronouncements — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment and requires disclosure of the title of the chief operating decision maker (“CODM”) and an explanation of how the CODM uses the reported measure of segment profit or loss to assess segment performance and allocate resources. The Fund has adopted ASU 2023-07 and concluded that the adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

3.Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, asset backed securities, common stocks and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.1% of the average daily value of the Fund’s Managed Assets (the “Investment Advisory Fee”). Beginning February 7, 2025 and through February 6, 2026, the Adviser has agreed to temporarily reduce its Investment Advisory Fee to 0.99%. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage.

Income Opportunities Fund	April 30, 2025 (Unaudited)

During the six months ended April 30, 2025, the Adviser earned an Investment Advisory Fee of $3.5 million.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.
Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.
Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.
5.Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2025, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$335,341	$25,163	$360,504
High Yield Securities	—	278,904	—	278,904
Asset Backed Securities	—	—	70,867	70,867
Equity and Other Investments	1,610	25	10,251	11,886
Money Market Fund	53,699	—	—	53,699
Total investments in securities	$55,309	$614,270	$106,281	$775,860

Income Opportunities Fund	April 30, 2025 (Unaudited)

The following are the details of the restricted securities held by the Fund (in thousands, except share amounts):

Issuer (1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Zayo Group LLC	TL 1L B 03/20	6,116	$5,583	$5,707	3/19/2025	1.11%
Parts Authority Inc	TL 1L 10/20	10,733	9,962	8,382	2/23/2023	1.64%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	7,369	6,683	6,497	6/28/2023	1.27%
Plaskolite, LLC	TL 1L 04/21	14,504	14,321	13,955	12/21/2023	2.72%
Accuride Corp	TL Unsec 03/25	2,287	3,053	5,494	2/25/2025	1.07%
Foresight Energy LLC	TL 1L A 06/20	2,111	2,111	2,022	6/30/2020	0.39%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	7,929	7,919	7,849	4/23/2021	1.53%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	1,187	1,187	1,198	9/26/2022	0.23%
ScionHealth	TL 1L B 12/21	1,690	1,612	787	12/17/2021	0.15%
SIRVA Worldwide Inc	TL 1L 08/24	302	302	302	8/20/2024	0.06%
SIRVA Worldwide Inc	TL 1L 08/24	1,303	1,296	1,303	8/20/2024	0.25%
SIRVA Worldwide Inc	TL 1L DD 08/24	749	465	474	8/22/2024	0.09%

High Yield Securities
Zayo Group LLC	4.000% 03/2027	4,167	3,828	3,844	5/18/2023	0.75%
Eni SpA	5.950% 05/2054	289	286	272	2/7/2025	0.05%

Equity & Other Investments
Belk Inc	Common Stock	82,904	1,362	2,122	7/22/2024	0.41%
Yak Access LLC	Common Stock	9,358	—	25	3/10/2023	0.00%
Foresight Energy LLC	Common Stock	320,381	3,666	1,024	6/30/2020	0.20%
SIRVA Worldwide Inc	Common Stock (Class A)	2,475	7	—	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	32,077	37	1	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	569	578	18	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	287	127	9	8/20/2024	0.00%
Total			$64,385	$61,285
(1)Refer to the Schedule of Investments for more details on securities listed.
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Leveraged Loans	Asset Backed Securities	Equity and Other Investments

Balances as of October 31, 2024	$23,635	$35,029	$4,730
Purchases	3,355	56,647	—
Sales and paydowns	(1,604)	(20,214)	—
Accretion of discounts and (premiums)	(19)	42	3
Net change in appreciation (depreciation)	5,204	(834)	(3,825)
Net realized gains (losses)	(5,408)	197	(1,269)
Transfers in (2)	—	—	10,612
Balances as of April 30, 2025	$25,163	$70,867	$10,251
Net change in appreciation (depreciation) of investments held at April 30, 2025	$3,217	$(603)	$(3,825)

(2) Transferred from Level 2 to Level 3 due to a lack of observable market data, resulting from a decrease in market activity for the securities.

Income Opportunities Fund	April 30, 2025 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input
Leveraged Loans	$25,163	Yield Analysis	Yield	11.7% - 15.0% (13.7%)	Decrease
			Discount Margin	3.2%	Decrease
			EBITDA Multiple	3.0x - 14.0x (11.9x)	Increase
		Market Comparables	EBITDA Multiple	5.0x - 12.5x (7.6x)	Increase
Asset Backed Securities	$70,867	Yield Analysis	Yield	1.0% - 9.9% (7.1%)	Decrease
		Discounted Cash Flows	Probability of Default	2.0%	Decrease
			Constant Prepayment Rate (4)	20.0%	Increase
Equity & Other Investments	$10,251	Market Comparables	LTM EBITDA	3.0x - 6.4x (5.7x)	Increase
			FWD EBITDA	12.5x	Increase
		Black-Scholes	Risk Free Rate	3.9%	Decrease
			Volatility	40.0%	Increase
		Probability-Weighted Expected Return Method	Yield	4.0%	Decrease
(1) For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.
(4)An increase in the constant prepayment rate would decrease the fair value of a security trading above par and increase the fair value of a security trading below par. Weighted average amounts are based on the estimated fair values.
6.Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2025 were as follows (in thousands):

Purchases	$555,431
Sales	$364,716
The Fund purchased and sold $0.2 million of U.S. Government securities during the six months ended April 30, 2025.
7.Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2025, total unfunded commitments on these credit agreements were $0.3 million and the cumulative unrealized losses on these unfunded commitments were less than $0.1 million.

Income Opportunities Fund	April 30, 2025 (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.
8.Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature.

As of October 31, 2024, the Fund’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts (in thousands):

Accumulated Deficit	Paid-in Capital

$326	$(326)
The tax character of distributions declared for the six months ended April 30, 2025 and the year ended October 31, 2024 were as follows (in thousands):

	Ordinary Income	Total

April 30, 2025*	$23,129	$23,129
October 31, 2024	39,549	39,549
*The final tax character of any distribution declared during 2025 will be determined in January 2026 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.

As of October 31, 2024, the components of accumulated losses on a tax basis for the Fund are as follows (in thousands):

Undistributed Ordinary Income	Net Unrealized Depreciation	Other Temporary Differences	Total Accumulated Losses

$6,930	$(2,219)	$(67,107)	$(62,396)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. During the year ended October 31, 2024, the Fund did not utilize any capital loss carry-forwards. As of October 31, 2024, the Fund had non-expiring capital loss carry-forwards of $66.0 million.
As of October 31, 2024, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$568,484	$17,138	$(19,357)	$(2,219)

Income Opportunities Fund	April 30, 2025 (Unaudited)

9.Credit Facility
In October 2019, the Fund entered into a credit agreement (the “State Street Credit Facility”) with State Street Bank and Trust Company (“State Street”). The State Street Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $160.0 million, with an “accordion” feature that allowed the Fund, under certain circumstances, to increase the size of the facility to a maximum of $225.0 million. On February 7, 2025, the State Street Credit Facility was amended to increase the size of the facility to $250.0 million. The Fund may reduce or terminate the commitments under the State Street Credit Facility with three business days’ notice. State Street is required to provide the Fund with 270 days’ notice prior to terminating the State Street Credit Facility.
The State Street Credit Facility bears interest on the Secured Overnight Financing Rate and a spread of 0.75% or 0.85%, increasing to 1.00% beginning February 7, 2025. An additional spread adjustment of 0.12%-0.33% is applied to borrowings denominated in the British pound. The Fund also pays a commitment fee on any unused commitment amounts between 0.15% and 0.25%, depending on utilization levels. The State Street Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2025, the Fund was in compliance with the terms of the State Street Credit Facility. The carrying value of the State Street Credit Facility approximates fair value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Fund’s credit facility for the six months ended April 30, 2025 were as follows (in thousands):

Stated interest expense	$3,502
Unused commitment fees	48
Amortization of deferred financing costs	5
Total interest expense	$3,555
Weighted average interest rate	4.48%
Average borrowings	$157,646
10. Mandatory Redeemable Preferred Shares
On October 15, 2019, the Fund issued 10-year mandatory redeemable preferred shares (the “MRPS”). The Fund authorized and issued 2.0 million MRPS with a total liquidation value of $50.0 million. The final redemption date of the MRPS is October 31, 2029. The Fund makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.81%. The mandatory redemption feature results in the MRPS being treated as debt of the Fund under GAAP. Consequently, the liquidation preference of the MRPS are recorded as a liability on the Statement of Assets and Liabilities, net of deferred offering costs. The estimated fair value of the MRPS is $46.4 million as of April 30, 2025. This fair value is based on Level 2 inputs under the fair value hierarchy.
Offering costs incurred in connection with the issuance of the MRPS have been recorded, and are being deferred and amortized through the final redemption date of the MRPS. The amortization of these costs is included in preferred shares interest expense in the Statement of Operations.

Income Opportunities Fund	April 30, 2025 (Unaudited)

11. Shareholder Transactions
On February 7, 2025, the Fund completed its acquisition of Insight Select Income Fund’s (“INSI”) assets, which qualified as a tax-free reorganization under Section 368 of the Internal Revenue Code. INSI shareholders received shares of the Fund based on the closing net asset values of each fund on February 6, 2025. INSI and the Fund’s net asset value per share were $17.62 and $13.08, respectively, which resulted in an exchange ratio of 1.34709 shares of the Fund issued for each share of INSI. The Fund paid $9.2 million to INSI shareholders that elected to receive cash in lieu of the Fund’s shares. Post transaction, the Fund’s net asset value and shares outstanding increased by $179.5 million and 13.7 million, respectively. The acquisition was accounted for as an asset acquisition and the value of the acquisition was measured based on the fair value of the net assets acquired in accordance with ASC 805-50, Business Combinations-Related Issues. Transaction costs of $0.3 million were capitalized into the cost of the acquired assets. The cost basis of the investments received from INSI was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquired assets included $4.1 million of unrealized depreciation on investments.
12. Segment Reporting
The Fund operates through a single operating and reporting segment with a principal objective of generating a high level of current income, with a secondary object of capital appreciation. The Fund’s President acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus, against which the CODM assesses the Fund’s performance. In addition to other metrics, the CODM uses net increase/decrease in net assets resulting from operations as a key metric to assess the Fund’s performance against its benchmark. As the Fund’s investment operations comprise a single reporting segment, the segment assets are the same assets that are reported in the Statement of Assets and Liabilities, and significant segment expenses are the same as those listed on the Statement of Operations.

Income Opportunities Fund	April 30, 2025 (Unaudited)

VOTING RESULTS FROM THE MARCH 19, 2025 SHAREHOLDER MEETING
At the Annual Meeting of Shareholders held on March 19, 2025, shareholders approved the election of Catherine B. Sidamon-Eristoff as a Class II Trustee to the Board of Trustees to serve a three year term expiring in 2028 based on the following results:

Total Outstanding Shares	40,870,580
Total Shares Voted	19,621,081
For	18,971,474
Withheld	649,607
At the Annual Meeting of Shareholders held on March 19, 2025, preferred shareholders approved the election of Lourdes Perez-Berkeley as a Class II Trustee to the Board of Trustees to serve a three year term expiring in 2028 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0
At the Annual Meeting of Shareholders held on March 19, 2025, preferred shareholders approved the election of Catherine B. Sidamon-Eristoff as a Class II Trustee to the Board of Trustees to serve a three year term expiring in 2028 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0

Income Opportunities Fund	April 30, 2025 (Unaudited)

Privacy Notice
Protection and Security of Your Personal Information
Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.
The Personal Information We Collect and How We Collect It
We collect the following types of personal information about individuals who are our investors:
•Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;
•Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and
•Information we receive from third parties such as demographic information and information collected to comply with law and regulation.
When you are no longer an investor with us, we continue to share your information as described in this notice.
How and Why We Share Personal Information
This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.
•For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•process your transactions;
•provide financial products or services to you;
•maintain your investment(s);
•secure business services, including printing, mailing, and processing or analyzing data;
•secure professional services, including accounting and legal services; or
•respond to court orders and legal investigations.
You cannot limit sharing by KKR for everyday business purposes.
•For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.
•For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.
•For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

Income Opportunities Fund	April 30, 2025 (Unaudited)

•For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.
•For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.
•For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.
U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.
How We Protect Your Personal Information
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Definitions
Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.
Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.
Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable for semi-annual report.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Income Opportunities Fund

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 25, 2025

By /s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting
Officer & Chief Financial Officer

Date June 25, 2025